Basis of preparation	12 Months Ended
Mar. 31, 2019
Disclosure of Basis of preparation [Abstract]
Disclosure of basis of preparation of financial statements [text block]
2.	Basis of preparation

a.	Statement of compliance

The accompanying Consolidated Financial Statements of the Group have been prepared in accordance with the International Financial Reporting Standards (IFRS) and its interpretations as issued by the International Accounting Standards Board (IASB).

These Consolidated Financial Statements have been approved for issue by the Board of Directors on June 14, 2019

b.	Basis of measurement

These Consolidated Financial Statements have been prepared on the historical cost basis except for the following:

•	Financial assets at fair value through other comprehensive income are measured at fair value
•	Non-current asset held for sale measured at lower of carrying value and fair value less costs to sell.
•	Derivative financial instruments are measured at fair value
•	Financial instruments at fair value through profit or loss are measured at fair value.
•	Share-based payments
•
The defined benefit asset is recognized as the net total of the plan assets, plus unrecognized past service cost and unrecognized actuarial losses, less unrecognized actuarial gains and the present value of the defined benefit obligation.

•
In relation to lease prepayments, the initial fair value of the security deposit is estimated as the present value of the refundable amount, discounted using the market interest rates for similar instruments. The difference between the initial fair value and the refundable amount of the deposit is recognized as a lease prepayment.

The above items have been measured at fair value and the methods used to measure fair values are discussed further in Note 4.

c.	Functional and presentation currency

Items included in the financial statements of each Group entity are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). Indian rupee is the functional currency of Sify, its domestic subsidiaries. The U.S. dollar is the functional currency of Sify’s foreign subsidiaries located in Singapore and the US.

The Consolidated Financial Statements are presented in Indian Rupees which is the Group’s presentation currency. All financial information presented in Indian Rupees has been rounded up to the nearest thousand except where otherwise indicated.

Convenience translation (unaudited):
Solely for the convenience of the reader, the financial statements as of and for the year ended March 31, 2019 have been translated into United States dollars (neither the presentation currency nor the functional currency of the Group) based on the reference rate in the City of Mumbai on March 31, 2019, for cable transfers in Indian rupees as published by the Reserve Bank of India which was
₹
69.17 per $1.00. No representation is made that the Indian rupee amounts have been, could have been or could be converted into United States dollar at such a rate or at any other rate on March 31, 2019 or at any other date.

d.	Use of estimates and judgments

The preparation of Consolidated Financial Statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, the disclosures of contingent assets and contingent liabilities at the date of financial statements, income and expenses during the period. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in future periods which are affected.

Application of accounting policies that require critical accounting estimates, judgments and assumptions having the most significant effect on the amounts recognized in the financial statements are
:

•	Useful lives of property, plant and equipment (Note 3 e and Note 5)
•	Useful lives of intangible assets (Note 3 g and Note 6)
•	Lease classification (Note 3 h, 8, 16 and 30)
•	Identification of performance obligation and timing of satisfaction of performance obligation, measurement of transaction price on revenue recognition (Note 3 o)
•	Measurement of the recoverable amounts of cash-generating units containing goodwill (Note 3 k and Note 6)
•	Utilization of tax losses (Note 10)
•	Measurement of defined employee benefit obligations (Note 17)
•	Measurement of share-based payments (Note 27)
•	Valuation of financial instruments (Note 3 c, 4, 35 and 36)
•	Provisions and contingencies (Note 3 n and 32)

e) Change in accounting policy

Except for the changes mentioned below, the Group has consistently applied the accounting policies to all the periods

IFRS 15 - Revenue from contracts with customers

The Group has adopted IFRS 15 Revenue from Contracts with Customers with effect from April 1, 2018 by using the cumulative effect transition method and accordingly comparatives have not been retrospectively adjusted. The effect on adoption of IFRS 15 on initial application of Rs. 38,215 has been adjusted in the opening retained earnings. Refer note 3(o) for revised revenue recognition accounting policies.

Impact on the financial statements

The below table summarizes the impact of adoption of IFRS 15 on the Group’s consolidated financial statements for the year ended March 31, 2019

Consolidated Statement of Financial Position
(In thousands of Rupees, except share data and as otherwise stated)

Particulars	(As Reported) ₹	Adjustments under IFRS 15 ₹	(without adoption of IFRS 15) ₹
Assets
Property, plant and equipment	8,636,012	-	8,636,012
Intangible assets	576,519	-	576,519
Leasehold prepayments	1,322,748	-	1,322,748
Other assets	1,831,937	-	1,831,937
Deferred Contract costs	30,626	(30,626)	-
Other investments	194,639	-	194,639
Deferred tax assets	236,046	-	236,046
Total non-current assets	12,828,527	(30,626)	12,797,901
Inventories	1,715,314	-	1,715,314
Trade and other receivables (net)	12,627,440	-	12,627,440
Contract Assets	33,634	-	33,634
Deferred Contract costs	82,405	(82,405)	-
Prepayments for current assets	400,883	-	400,883
Restricted Cash	313,057	-	313,057
Cash and Bank Balances	1,934,918	-	1,934,918
Current assets	17,107,651	(82,405)	17,025,246

Total assets	29,936,178	(113,031)	29,823,147

Equity
Share capital	1,804,258	-	1,804,258
Share premium	19,352,084	-	19,352,084
Share based payment reserves	306,080	-	306,080
Other components of equity	54,613	46,633	101,246
Accumulated deficit	(10,738,207)	-	(10,738,207)
Total equity attributable to equity holders of the Company	10,778,828	46,633	10,825,461
Total Equity	10,778,828	46,633	10,825,461

Liabilities		-	-
Finance lease obligations, other than current instalments	27,027	-	27,027
Borrowings	3,328,544	-	3,328,544
Employee benefits	170,811	-	170,811
Contract Liabilities	1,022,385	(35,604)	986,781
Other liabilities	172,423	-	172,423
Total non-current liabilities	4,721,190	(35,604)	4,685,586

Finance lease obligations current instalments	69,852	-	69,852
Borrowings	3,329,767	-	3,329,767
Bank Overdraft	1,553,203	-	1,553,203
Trade and other payables	8,149,536	-	8,149,536
Contract liabilities	1,333,802	(124,060)	1,209,742
Total current liabilities	14,436,160	(124,060)	14,312,100

Total liabilities	19,157,350	(159,664)	18,997,686

Total equity and liabilities	29,936,178	(113,031)	29,823,147

Consolidated Statement of Income
(In thousands of Rupees, except share data and as otherwise stated)

Particulars	(As Reported) ₹	Adjustments under IFRS 15 ₹	(without adoption of IFRS 15) ₹
Revenue	21,546,885	12,739	21,559,624

Cost of goods sold and services rendered	(13,602,224)	(4,321)	(13,606,545)

Other income	217,216	-	217,216

Selling, general and administrative expense	(4,874,620)	-	(4,874,620)

Depreciation and amortisation	(1,533,912)	-	(1,533,912)

Income from operating activities	1,753,345	8,418	1,761,763

Finance Income	46,314	-	46,314

Finance Expenses	(728,344)	-	(728,344)

Net Finance Expenses	(682,030)	-	(682,030)

Profit before tax	1,071,315	8,418	1,079,733

Income tax (expense) / benefit	(2,612)	-	(2,612)

Profit for the period	1,068,703	8,418	1,077,121

Profit attributable to:

Equity holders of the Company	1,068,703	8,418	1,077,121

Non-controlling interest	-		-
	1,068,703	8,418	1,077,121

Basic earnings per share	6.92	0.06	6.98

Diluted earnings per share	6.86	0.06	6.92

On adoption of IFRS 15, the Group does not have a material impact on other comprehensive income and cash flows for the year except for certain adjustments to reconcile profit before tax to net cash flows from operating activities and working capital adjustments. However, there was no impact on the net cash flows from operating activities. The cash flows from investing and financing activities were not affected.